   As filed with the Securities and Exchange Commission on April 28, 2000
                                            1933 ACT REGISTRATION NO. 002-22542
                                             1940 ACT REGISTRATION NO. 811-1273
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  -------------


                                    FORM N-1A


         REGISTRATION STATEMENT UNDER
           THE SECURITIES ACT OF 1933 ........................    X
             PRE-EFFECTIVE AMENDMENT NO. .....................
             POST-EFFECTIVE AMENDMENT NO. 43 .................    X
               AND/OR
         REGISTRATION STATEMENT UNDER
           THE INVESTMENT COMPANY OF 1940.....................    X
             AMENDMENT NO. 43.................................    X



                                  -------------


                                M.S.B. FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 573-9354

                                 JAMES H. BLUCK
                            HUGHES HUBBARD & REED LLP
                             ONE BATTERY PARK PLAZA
                            NEW YORK, NEW YORK 10004
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
         It is proposed that this filing will become effective (check appropriate box)
                    _ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

                    X ON MAY 1, 2000 PURSUANT TO PARAGRAPH (b)

                    _ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

                    _ ON (DATE) PURSUANT TO PARAGRAPH (a)(1)

                    _ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
                    _ ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
         If appropriate, check the following box:
                    _ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
                      DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

 TITLE OF SECURITIES BEING REGISTERED: CLASS A STOCK, PAR VALUE $.001 PER SHARE

===============================================================================

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES AND HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                                      LOGO
                                   PROSPECTUS
                               ------------------
                                  May 1, 2000

                               ------------------

                                 A NO-LOAD FUND

                               ------------------

                             Investment Objective:
                          LONG-TERM GROWTH OF CAPITAL

                        You should read this Prospectus
                      and retain it for future reference.

CONTENTS

                                         PAGE
Key Points............................      2
Performance Summary...................      3
Fees and Expenses of the Fund.........      4
Investment Objective and Strategies...      5
Principal Risks.......................      5
Share Price -- Net Asset Value........      6
Purchase of Fund Shares...............      6
Share Purchase Options................      8
Redeeming Shares......................     10
Understanding Performance.............     13

                                         PAGE
Dividends, Distributions and Federal
  Income Tax Status...................     13
Portfolio Management..................     14
Administrator, Transfer Agent,
  Dividend Paying Agent and
  Custodian...........................     15
Distributor...........................     15
Financial Highlights..................     15
Additional Information and Shareholder   Back
  Inquiries...........................  Cover

                            ------------------------

                                   KEY POINTS


OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital for its shareholders.



PRINCIPAL STRATEGIES: The Fund seeks to achieve its objective by investing in a diversified portfolio of equity securities, consisting primarily of securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of its Investment Adviser. The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies, i.e., companies with a market capitalization in excess of $5 billion. There is no assurance that the Fund in fact will achieve this objective.


RISKS: All investments in equity mutual funds, like the Fund, involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Below is a summary of the principal risk factors for the Fund.

     - MARKET AND INVESTMENT RISKS. The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund, and it is possible to lose money as a result of your investment.

     - PORTFOLIO MANAGEMENT RISKS. The Investment Adviser's skill will affect the ability of the Fund to achieve its investment objective. The strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions. Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.

INVESTMENTS NOT INSURED OR GUARANTEED: An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              PERFORMANCE SUMMARY

     The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year over a 10-year period and by showing how the Fund's average annual returns for one-, three-, five-, and ten-years compare to those of a broad-based securities market index. All returns assume reinvestment of dividends. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

              YEAR-BY-YEAR TOTAL RETURNS (YEARS ENDED DECEMBER 31) PERFORMANCE GRAPH

1990                                                                             -7.38
1991                                                                             16.97
1992                                                                             10.66
1993                                                                             20.64
1994                                                                             -1.68
1995                                                                             24.97
1996                                                                             21.16
1997                                                                             28.88
1998                                                                             31.45
1999                                                                              5.79

Best Quarter:     4th Quarter, 1998   +22.56%
Worst Quarter:    3rd Quarter, 1990   -16.93%

          AVERAGE ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31, 1999)

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
M.S.B. Fund, Inc.....................................     5.79%     21.47     22.10%       14.46%
S&P 500 Index*.......................................    21.04%     27.56     28.56%       18.21%

---------------

* The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, which is a commonly recognized unmanaged price index of 500 widely held common stocks. Unlike the Fund's returns, index returns do not reflect any fees or expenses.

                         FEES AND EXPENSES OF THE FUND

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)..........     NONE
ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
  Management Fees...................................................    0.75%*
  Distribution or Service (12b-1) Fees..............................     NONE
  Other Expenses....................................................    0.51%
     Administration, Transfer Agent and Custodian Fees......   0.23%*
     Professional and Directors' Expenses...................   0.17%
     Insurance, Printing and Miscellaneous Expenses.........   0.11%
  Total Annual Fund Operating Expenses..............................    1.26%*

---------------


* The preceding table is based on expenses incurred during the fiscal year ended December 31, 1999, without giving effect to fee waivers by the Fund's Administrator and Transfer Agent. The operating expenses are expressed as a percentage of the Fund's average net assets. If the effect of the fee waivers were included, the Administration, Transfer Agent and Custodian Fees in the preceding table would have been 0.21%, and Total Annual Fund Operating Expenses would have been 1.24%. The Administrator and Transfer Agent has contractually agreed to continue the fee waiver through December 31, 2000, subject to review at the end of each calendar year.


EXAMPLE

     This Example may help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested and the Fund's operating expenses described in the preceding table remain the same as a percentage of net assets.* Based on these assumptions your costs would be:

    1 YEAR     3 YEARS     5 YEARS     10 YEARS
    -------    --------    --------    --------
     $128        $400        $692       $1,523

---------------
* If the effect of expense limitations and fee waivers that were in effect during the year were reflected in the Example, the expenses paid for the one-, three-, five- and ten-year periods would have been $126, $393, $681 and $1,500, respectively.

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE


     The investment objective of the Fund is to achieve long-term growth of capital for its shareholders. The Fund is designed as an investment vehicle for investors who want to see their capital grow over the long term and who are willing to take moderate risks to achieve that goal. There is no assurance that the Fund will, in fact, achieve its objective.


     The Board of Directors may change the Fund's investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of its Investment Adviser. Specifically, the Investment Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the Investment Adviser considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company's securities, the Investment Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.


     The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies, i.e., companies with a market capitalization in excess of $5 billion. The Fund may invest up to 25% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends.

     Under normal market conditions, it is the Fund's policy to invest substantially all of its assets in equity securities. However, if the Fund's Investment Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and government securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks in the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objective.

     To a limited extent, the Fund also may engage in other investment practices.

     More information about the Fund's investments and strategies is provided in the Statement of Additional Information.

PRINCIPAL RISKS

     All investments in equity mutual funds, like the Fund, involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     The principal risk factors for the Fund are discussed below. Before you invest, please make sure you understand the risks that apply to your investment.

MARKET AND INVESTMENT RISKS

     The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio so that your shares, when redeemed, may be worth more or less than their original cost. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund, and it is possible to lose money as a result of your investment.

     The Fund may invest up to 25% of its assets in the securities of companies with market capitalizations of less than $5 billion. These companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than the securities of larger companies.


PORTFOLIO MANAGEMENT RISKS


     The Investment Adviser's skill in choosing appropriate investments for the Fund will affect the ability of the Fund to achieve its investment objective, and the investment strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions. Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.

YEAR 2000 RISKS

     The Fund and its service providers do not appear to have been adversely affected by computer problems related to the processing of date-related information on or after January 1, 2000 (the "Year 2000 issue"). However, there remains a risk that such problems could arise or be discovered in the future. The Fund has taken steps it believes are reasonably designed to address the Year 2000 issue with respect to the computer system it uses, and the Fund's service providers have informed the Fund that they intend to monitor and correct any Year 2000 problems that may arise or be discovered affecting the computer systems relied on by the Fund. However, there can be no assurance that the operations of, and services provided to, the Fund and its shareholders will not be adversely affected. The Fund also could be adversely affected if Year 2000 problems adversely affect any of the companies in which the Fund invests.

SHARE PRICE -- NET ASSET VALUE

     The price of the Fund's shares is also referred to as its net asset value or NAV per share. The net asset value per share of the Fund is determined by computing the total value of all securities and other assets of the Fund, subtracting all of its liabilities and then dividing by the total number of shares of the Fund outstanding:

Net Asset Value =  Total Assets - Liabilities
                        Number of Shares
                          Outstanding

     The Fund determines net asset value per share of the Fund as of 4:00 P.M., New York time. Shares will not be priced on days on which the New York Stock Exchange is closed for trading.

     The Fund uses market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable.

PURCHASE OF FUND SHARES


     You purchase shares at the Fund's next-determined net asset value after the Fund receives your order to purchase. Except for orders by investors who elect next-day settlement, all orders must be accompanied by a check or other form of payment. Orders to purchase shares are not binding on the Fund until accepted by the Fund. The Fund reserves the right to reject any purchase order.


     As an M.S.B. Fund shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees, when purchasing or redeeming shares.

INITIAL AND SUBSEQUENT PURCHASES

     To make an investment in the Fund, follow the instructions provided on page 8 under the heading "Share Purchase Options." An Account Application may be obtained separately from the Fund by calling 800-982-1846.

     You will receive a Confirmation Notice from the Fund confirming each share purchase. Each Confirmation Notice includes a detachable order form which you may use to make additional purchases of shares.

     Subsequent purchases also may be made by telephone.

AUTOMATIC INVESTMENT PLAN

     You may make automatic periodic investments in the Fund by authorizing the Fund's Transfer Agent to withdraw funds from your bank account. If you desire to participate in the Automatic Investment Plan, complete the application, which may be obtained separately from the Fund by calling 800-982-1846, and mail it to the Fund. Allow up to one month for processing of the application.

TAX-SHELTERED RETIREMENT PLANS

     The Fund offers certain tax-sheltered retirement plans through which you may purchase shares, including traditional, SEP, Roth and Education IRAs. Call the Fund at 800-982-1846 to obtain the appropriate forms.

PAYROLL DEDUCTION PLANS

     A number of employers make purchases of M.S.B. Fund shares available to their employees by means of payroll deductions. Contact your employer for information about the availability of a payroll deduction plan.


NEXT-DAY SETTLEMENT OPTION



     The Fund makes available a next-day settlement option for investors. Next-day settlement permits an investor to place an order by telephone or fax to purchase Fund shares at the net asset value per share next determined after receipt of the order to purchase and to deliver payment for the order by wire transfer the following business day.


     To use the next-day settlement option, follow the instructions on page 8 under the heading "Share Purchase Options." You may obtain telephone transaction authorization forms needed to activate next-day settlement by calling the Fund at 800-661-3938.


NON-PAYMENT



     A purchase order is binding upon the investor. If the Fund must cancel your order because payment was not timely received, you will be responsible for the difference between the price of the shares when ordered and the price of the shares when the order is canceled, and for any fees or other losses and expenses incurred by the Fund. The Fund may redeem shares from your account in an amount equal to the amount of the difference in share price and the fees and other losses and expenses incurred, if any, and may retain the proceeds of the redemption in satisfaction of your liability to the Fund. You will continue to be responsible for any deficiency. In addition, the Fund may prohibit or restrict you from electing next-day settlement in the future or from making future purchases of the Fund's shares.


     Any funds received by the Fund in respect of a canceled purchase order will be returned upon instructions from the sender without any liability to the Fund, the Investment Adviser, the Distributor or the Custodian. If it is not possible to return the funds the same day, you will not have use of the funds until the next business day when it is possible to effect the return payment. The Fund reserves the right to reject any purchase order.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     You may elect to have dividends and capital gains distributions of the Fund, when paid, reinvested in shares of the Fund at the net asset value per share determined at the close of business on the ex-dividend date. The Fund will so reinvest dividends and capital gains distributions unless you state a contrary intention in the space provided for that purpose in the Account Application. You may change an election at any time prior to a record date for a dividend or distribution by notifying the Fund in writing.

                             SHARE PURCHASE OPTIONS


                   INITIAL PURCHASE                        SUBSEQUENT INVESTMENT
                   ----------------                        ---------------------
MINIMUM            $250 ($50 for investors enrolling in    $50 ($25 for investments through the
INVESTMENT         the Automatic Investment Plan)          Automatic Investment Plan)

BY MAIL OR         Complete and sign the application.      Make your check payable to "M.S.B.
OVERNIGHT COURIER  Make your check payable to "M.S.B.      Fund, Inc." and send it to the address
                   Fund, Inc." and send the completed      at the left. Put your name, address
                   application and check to:               and M.S.B. Fund account number on your
                                                           check. Subsequent investment forms
                   By Mail:     M.S.B. Fund, Inc.          will be included with each shareholder
                                 P.O. Box 182010           statement for your convenience.
                                 Columbus, OH 43218-2010   Alternatively, include a note giving
                                                           your M.S.B. Fund account number, your
                   By Courier:  M.S.B. Fund, Inc.          name and your address.
                                 c/o BISYS Fund Services
                                 Attn: Shareholder
                   Services
                                 3435 Stelzer Road
                                 Columbus, OH 43219

BY TELEPHONE       Telephone transactions may not be used  If you want to make telephone
                   for initial purchases, unless the       transactions, call 800-661-3938 to set
                   investor is an institution. If you      up your account for this feature. All
                   want to make telephone transactions,    purchases made by telephone must be
                   call 800-661-3938 to set up your        paid by wire transfer.
                   account for this feature. All
                   purchases made by telephone must be
                   paid by wire transfer.

WIRE INSTRUCTIONS  Call 800-661-3938 to notify the Fund    Please carefully follow instructions
                   that you intend to purchase shares by   at left and include the following
                   wire and to verify wire instructions.   information:
                                                           Shareholder Account #
                                                           Shareholder Name/Registration
                                                           Taxpayer Identification Number.

                   INITIAL PURCHASE                        SUBSEQUENT INVESTMENT
                   ----------------                        ---------------------
NEXT-DAY           1. Open an account by submitting a      Follow the directions to the left.
SETTLEMENT OPTION  completed Account Application by mail
                   or overnight courier. Authorize
                   telephone transactions on an
                   authorization form available from the
                   Fund.
                   2. Notify the Fund by calling 800-661-
                   3938 that you desire to purchase
                   shares with next-day settlement.
                   3. Submit an order to purchase shares
                   either by fax or telephone, indicating
                   the amount of the investment or the
                   number of shares you desire to
                   purchase. Be sure to indicate on the
                   order that next-day settlement is
                   sought. If you are submitting the
                   purchase order by fax, please call
                   1-800-661-3938 to obtain a fax number.
                   4. Wire funds using the wire
                   instructions above. Immediately
                   available funds must be received by
                   4:00 P.M. New York City time on the
                   next business day after the order is
                   submitted or the order will be
                   canceled.

AUTOMATIC          Complete the Account Application which  Follow the directions to the left.
INVESTMENT PLAN    may be obtained separately from the
                   Fund. Send the completed application
                   and a voided personal check to the
                   Fund at the address provided on page 8
                   for delivery by mail or overnight
                   courier. Allow up to one month for
                   processing of your application.

PAYROLL DEDUCTION  See your employer for information.      See your employer for information.
PLANS

TO OBTAIN ACCOUNT  (Call the Fund at 1-800-661-3938.)      (Call the Fund at 800-982-1846.)
APPLICATIONS AND
OTHER FORMS

SHARE CERTIFICATES

     The Fund will not issue certificates representing the Fund's shares unless you make a request in writing directly to the Fund's Administrator or to an account representative of an eligible broker-dealer, bank or other financial intermediary. Wire and telephone redemptions of shares held in certificate form are not permitted.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES

     You may also purchase shares of the Fund through authorized broker/dealers or other financial intermediaries such as banks, 401(k) plans, financial advisers and financial supermarkets. These parties may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The intermediaries are responsible for transmitting purchase orders and funds and for crediting their customers' accounts following timely redemptions made in accordance with their customer agreements and this Prospectus.

REDEEMING SHARES

     You may withdraw any part of your account at any time by redeeming shares (subject to the conditions and limited exceptions described below). You may make redemption requests in writing or by telephone if you have elected the telephone redemption option. If share certificates were issued to you for the shares to be redeemed, the share certificates must accompany the redemption request. Procedures for redeeming shares are described below.

     Shares are redeemed at their net asset value per share next determined after receipt by the Fund of the request for redemption and all other necessary documentation.


     If the shares to be redeemed have been recently purchased by check, the Fund may delay the payment of redemption proceeds until the check has cleared, which may take up to 15 days.


WRITTEN REDEMPTION REQUESTS

     To be in good order, written redemption requests must be signed exactly as the account is registered by all persons in whose names the account is held and must include the following information and documents:

-  the account number from which shares are to be redeemed,

-  the dollar value or number of shares to be redeemed,

-  the address the redemption proceeds should be mailed to,

-  the shareholder's daytime phone number,

-  the signatures of all account owners exactly as registered on the account,

-  signature guarantees (if required, as
   described below under the heading "Signature Guarantees"),

- any supporting legal documentation that may be required in the event of the death or incapacity of a shareholder,

-  any certificates you are holding for the shares being redeemed.

     You should direct redemption requests to M.S.B. Fund, Inc., P.O. Box 182010, Columbus, OH 43218-2010. Redemption requests sent by overnight courier should be sent to M.S.B. Fund, Inc., c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

SIGNATURE GUARANTEES

     Except for redemption requests by 401(k) plan omnibus accounts and redemptions by institutional investors, redemption requests that are greater than $10,000 require signature guarantees. A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. The types of signature guarantees that are required are described below.

AMOUNT OF
REDEMPTION       TYPE OF SIGNATURE GUARANTEE REQUIRED
----------       ------------------------------------
$10,000-$25,000  Signatures must be guaranteed by a
                 domestic bank or trust company,
                 broker-dealer, clearing agency,
                 credit union or savings association
                 (a "Qualified Guarantor").
OVER $25,000     Signatures must be guaranteed by a
                 Qualified Guarantor that is a
                 participant in a medallion program
                 (described below) recognized by the
                 Securities Transfer Association.
REDEMPTIONS BY
401(K) PLAN
OMNIBUS
ACCOUNTS OR BY
INSTITUTIONAL
INVESTORS        Signature guarantee not required.

     The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP).

     Signature guarantees by a Qualified Guarantor also are required if:

- the proceeds of the redemption are to be paid to a person other than the record owner,

- the proceeds are to be sent to an address other than the address on the records of the Fund's Transfer Agent,

- the redemption request is received within thirty (30) days after the Transfer Agent has been notified of an address change.

     The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

TELEPHONE REDEMPTIONS

     The Fund permits individual shareholders (once within a thirty day period) or a representative of record for an account to redeem shares by telephone in amounts up to $10,000 by calling the Fund at 800-661-3938. In order to use this service, you must elect to do so on your application or complete a separate authorization form supplied by the Fund.

     Telephone redemptions must be in amounts of $500 or more. Instructions must include your M.S.B. Fund account number and the dollar amount or number of shares to be redeemed. Checks issued must be made payable to the owner of record and may be mailed only to the address of record.

     Telephone redemption requests are not available:

-  for retirement account shares,


- for shares purchased within 15 days prior to the telephone redemption request,


-  for shares for which share certificates have been issued or

- if an address change has been made for the account within 60 days prior to the telephone redemption request.

     The Fund does not restrict institutional investors as to the frequency or the maximum dollar amount of redemptions that they can make by telephone.

     If there are multiple account owners, the Fund may rely on the telephone instructions of only one owner.

     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among other things, requiring some form of personal identification prior to acting upon telephone instructions. The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. Assuming the Fund's security procedures are followed, neither the Fund nor the Fund's Administrator or Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone and believed to be genuine, and the investor will bear any loss. The Fund may record all calls.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Shares may be redeemed by mail if you are unable to contact the Fund by telephone.

ADDITIONAL INFORMATION CONCERNING REDEMPTIONS

     Wiring of Redemption Proceeds. An individual shareholder who holds Fund shares in non-certificate form may elect to have redemption proceeds of $5,000 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. The Fund does not restrict institutional buyers as to the minimum or maximum amount of redemption proceeds that may be transmitted to them by wire transfer.

     Redemption of IRA or Retirement Plan Accounts. If you desire to redeem shares held in an IRA or other retirement plan account, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have federal tax withheld will be subject to withholding.

     Broker-Dealers. You also may redeem Fund shares through broker-dealers who are holding shares on your behalf and have made arrangements with the Fund permitting redemptions by telephone or fax transmission. These broker-dealers may charge a fee for this service.

EXCEPTIONS TO OBLIGATION TO REDEEM

     Redemptions may be suspended, and the date of payment postponed, if:

-  trading on the New York Stock Exchange is suspended or restricted,

- an emergency makes determination of net asset value or disposition of portfolio securities not reasonably practicable, or

- the Securities and Exchange Commission by order permits suspension for the protection of shareholders.

     Requests for redemption received during a period when the right to redeem is suspended may be withdrawn at any time until redemptions are recommenced.

REDEMPTION IN KIND

     The Fund reserves the right to make a "redemption in kind"-- payment in portfolio securities rather than cash -- if the amount you are redeeming in any 90-day period is large enough to effect Fund operations (i.e., if it represents more than $250,000 or 1% of the Fund's assets). The Statement of Additional Information contains supplementary details concerning redemption in kind.

AUTOMATIC WITHDRAWAL PLAN

     You may elect to participate in an Automatic Withdrawal Plan which will enable you to withdraw cash systematically from your investment in the Fund without the necessity of submitting a redemption order each time a redemption of shares is to be made. The redemption of shares under the Automatic Withdrawal Plan will reduce and may eventually eliminate all shares held in your account.

     Under the Automatic Withdrawal Plan, you may have payments made to you either monthly or quarterly. In addition, you may request either payment of a fixed dollar amount (through the redemption of sufficient shares on the redemption date) or the redemption of a specified number of shares. If you designate the redemption of a specified number of shares and not a fixed dollar amount, the actual cash payments received will vary according to the net asset value of your shares on the redemption date.

     Under the Automatic Withdrawal Plan, you may not redeem shares for which share certificates have been issued. If you elect to participate in the Automatic Withdrawal Plan, all income dividends and capital gain distributions payable to you will be reinvested in Fund shares regardless of previous instructions which you may have given to the Fund.

     Either you or the Fund may terminate the Automatic Withdrawal Plan by giving at least 30 days' written notice at any time.

     Additional information regarding the Automatic Withdrawal Plan and applications are available from the Fund upon request.

REDEMPTION AT THE OPTION OF THE FUND

     If the value of the shares in your account is less than $250, and you are not enrolled in the Automatic Investment Plan, the Fund may notify you that, unless you bring the account up to $250 in value, the Fund will redeem all shares and close your account. The Fund will give you forty-five days after it sends the notice to bring your account up to $250 before it takes any action. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption will not apply if the value of your account drops below $250 solely as the result of market action.

     The Fund reserves the right to do this because of the expense to the Fund, in relation to the size of the investment, of maintaining small accounts.

UNDERSTANDING PERFORMANCE

     From time to time the Fund reports performance information in the form of total return and average annual total return. See, for example, "Performance Summary" at page 3 of this Prospectus. Total return shows the change in the value of an investment in the Fund over a specified period of time (such as one, three, five or ten years), assuming reinvestment of all dividends and distributions and after deduction of all applicable charges and expenses. The Fund's average annual total return represents the annual compounded growth rate that would produce the total return achieved over the period. The performance information reported by the Fund does not take into account any federal or state income taxes that you may pay.

DIVIDENDS, DISTRIBUTIONS AND
FEDERAL INCOME TAX STATUS

DIVIDEND POLICY

     The Fund pays dividends of net investment income, if any, annually. The Fund usually makes distributions of net long-term capital gains, if any, realized during a fiscal year in December of that fiscal year.

     The Fund's dividend distribution will vary with the amount of dividend and other investment income received, and the expenses incurred, by the Fund. In periods of relatively low dividend and interest rates, the Fund's dividend and interest income may not exceed the Fund's expenses, so that dividend distributions may not occur or may be low.

TAX STATUS; TREATMENT OF DIVIDENDS, DISTRIBUTIONS, GAINS AND LOSSES

     Tax Status of the Fund. The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to distribute all of its net investment income and capital gains to shareholders. Assuming that it is so qualified and makes such distributions, the Fund will not be subject to federal income tax on the net investment income and capital gains distributed. If the Fund failed to qualify as a regulated investment company or failed to meet certain 90% distribution requirements, it would be taxed as an ordinary corporation. Even if it meets these qualifications, if the Fund did not distribute 98% of its ordinary income and 98% of its capital gain net income, it would be subject to a non-deductible 4% excise tax on the amount required to be but not distributed.

     Taxation of Dividends and Distributions. All distributions received by a shareholder will be taxable to the shareholder, either as ordinary income or capital gains, whether or not the distributions are reinvested in additional shares of the Fund and regardless of the length of time the shareholder has owned his shares. Shareholders that are tax-exempt entities will not be subject to tax on distributions by the Fund. The Fund expects that its distributions will consist primarily of long-term capital gains. However, increases in the Fund's portfolio turnover rate may cause the Fund to realize an increased level of short-term gains.

     Dividends from the net long-term capital gains of the Fund will be taxable as long-term capital gains to shareholders, regardless of the length of time a shareholder has owned his shares. Long-term capital gain distributions received by shareholders that are individuals generally are taxed at a maximum tax rate of 20%. Net long-term capital gains received by corporate shareholders are taxed at the same rates as ordinary income.

     Dividends paid out of the net investment income and short-term capital gains of the Fund will be taxable as ordinary income to shareholders. A portion of dividends paid from net investment income attributable to dividends from domestic corporations may qualify for the dividends-received deduction for corporate shareholders.

     Dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be taxable as if received by shareholders on December 31 of the calendar year in which the dividends or distributions are declared.

     The Fund will notify shareholders after the close of its fiscal year of the dollar amount and the tax status of that year's dividends and distributions.

     Shareholders buying shares just prior to a distribution should note that the distribution will be taxable to them even though the price of the shares will have included the amount of the forthcoming distribution.

     Taxation of Gains and Losses upon Sale or Redemption. Any gain (or loss) realized by a shareholder that is an individual upon a sale or redemption of Fund shares, generally will be subject to tax as long-term capital gain (or loss) at a maximum tax rate of 20% if the shares have been held for more than one year. If the shares have been held for one year or less the shareholder will realize short-term capital gain or loss, except that any loss realized on Fund shares that the shareholder has held for six months or less will be treated as long-term capital loss to the extent of any capital gains dividend received by the shareholder with respect to such shares. Gain realized by a corporate shareholder will be taxed as ordinary income.

     To avoid withholding tax on any dividends, capital gain distributions and redemption proceeds, a shareholder must certify that the social security number or taxpayer identification number provided to the Fund is correct and that the shareholder is not currently subject to backup withholding or is exempt from backup withholding.

     Other. The foregoing discussion relates only to shareholders who are U.S. persons (citizens, residents and domestic entities). Shareholders that are not U.S. persons should consider that different tax consequences, including the imposition of a 30% withholding tax, may apply.
     You should consult your own tax advisers for specific questions about the federal, state or local income tax implications of an investment in the Fund.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

     Shay Assets Management, Inc. (the "Investment Adviser") makes the investment decisions for the Fund, subject to policies established by the Fund's Board of Directors, and is responsible for placing purchase and sale orders for portfolio securities and other investments.


     Shay Assets Management, Inc. is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser to Asset Management Fund, a registered investment company comprising five fixed-income portfolios with aggregate net assets of approximately $1.1 billion at December 31, 1999, and as investment adviser to Institutional Investors Capital Appreciation Fund, Inc., a registered investment company which had net assets at December 31, 1999, of approximately $115 million.


     The Investment Adviser's principal office is located at 230 West Monroe Street, Chicago, Illinois 60606. The Investment Adviser is controlled by Rodger
D. Shay, who is a Vice President of the Fund. Shay Assets Management, Inc., together with its predecessor, Shay Assets Management Co., has served as the Fund's investment adviser since May 19, 1995.

INVESTMENT ADVISER'S FEE


     The Fund pays the Investment Adviser a graduated investment management fee. The fee is computed at the annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced to the extent the expenses of the Fund (exclusive of legal, audit fees and directors' fees and expenses) exceed 1.10% of the Fund's average daily net assets during any fiscal year. In 1999 the Fund's total payment for investment advisory services was 0.75% of the Fund's average net assets.

PORTFOLIO MANAGERS

     The individuals with primary responsibility for the management of the Fund's portfolio are John J. McCabe and Mark F. Trautman. Mr. McCabe and Mr. Trautman have been responsible for the Fund's investments since 1991 and 1993, respectively, first as employees of the Fund's prior investment adviser, Nationar, and currently as Portfolio Managers of Shay Assets Management, Inc.

     Mr. McCabe is Senior Vice President of the Investment Adviser and joined the Investment Adviser in May 1995. Mr. McCabe previously served as Senior Vice President and Chief Investment Officer of Nationar, the Fund's former investment adviser, from August 1991 through May 1995, and in that capacity had responsibility for the Fund's investments. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of The Association for Investment Management and Research.

     Mr. Trautman is Vice President of the Investment Adviser and joined the Investment Adviser in May 1995. Prior to May 20, 1995, Mr. Trautman served as Director of Mutual Funds Investment for the Fund's former investment adviser, Nationar, and in that capacity had responsibility for the Fund's investments. He also has served as Portfolio Manager for Institutional Investors Capital Appreciation Fund, Inc. since March 1993. From January 1992 through March 1993 he served as Senior Equity Analyst for the two funds.


ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN



     Administrator and Transfer Agent. The Fund appointed BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), 3435 Stelzer Road, Columbus, OH 43219, as its administrator effective August 1, 1999. BISYS also serves as the transfer agent and registrar for the Fund's shares.


     Custodian. The Bank of New York ("BONY" or the "Custodian"), New York, New York, is the custodian of the Fund's investments.

DISTRIBUTOR

     Shay Financial Services, Inc. (the "Distributor") acts as the distributor of the Fund. The Distributor's principal office is located at 230 West Monroe Street, Chicago, IL 60606. The Distributor is controlled by Rodger D. Shay, a Vice President of the Fund. The Fund has authorized the Distributor to undertake certain activities in connection with the sale of shares of the Fund, including informing potential investors about the Fund through written materials, seminars and personal contacts. The Distributor does not receive any compensation from the Fund for these activities.

FINANCIAL HIGHLIGHTS

     The financial highlights information, including the financial highlights table, contained in the Fund's Annual Report to shareholders for the year ended December 31, 1999 (the "Annual Report") is incorporated herein by reference to the Annual Report.

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information included in the financial highlights table for the year ended December 31, 1999 was audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The financial highlights for prior periods were audited by KPMG LLP.

                                     NOTES

                                     NOTES

                                     NOTES

[M.S.B. FUND, INC. LOGO]
M.S.B. FUND, INC.
C/O SHAY FINANCIAL SERVICES, INC.
230 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
TELEPHONE 800-661-3938

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606


ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10005

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT AUDITORS
Arthur Andersen LLP
425 Walnut Street
Cincinnati, Ohio 45202

ADDITIONAL INFORMATION AND SHAREHOLDER INQUIRIES

A current Statement of Additional Information ("SAI") which provides more detail about the Fund is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference, which means that it is legally considered part of this Prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI, annual report and semi-annual report are available without charge upon request. To obtain a copy of the current SAI, annual or semi-annual report or other information about the Fund or to make shareholder inquiries:

Call:      800-661-3938
Write to:  M.S.B. Fund, Inc.
           c/o Shay Financial Services, Inc.
           230 West Monroe Street
           Chicago, Illinois 60606
E-mail:    Send your request to
           info@msbfund.com

You may view and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC, or by visiting the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, DC 20549-0102. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room.

                                      LOGO

                                   PROSPECTUS
                               ------------------
                                  May 1, 2000

                               ------------------

                                 A No-Load Fund

                               ------------------

                             Investment Objective:
                          LONG-TERM GROWTH OF CAPITAL

Investment Company Act File No. 811-1273

INVESTMENT OBJECTIVE:
LONG-TERM GROWTH
OF CAPITAL

                                           M.S.B.
                                         FUND, INC.
                    ------------------------------------------------------------


                          M.S.B. Fund, Inc.
                          c/o Shay Financial Services, Inc.
                          230 West Monroe Street
                          Chicago, Illinois  60606
                          800-661-3938

                          STATEMENT OF ADDITIONAL INFORMATION

                          May 1, 2000

                    This Statement of Additional Information is not a prospectus. You should read this document in conjunction with the Prospectus of the Fund, dated May 1, 2000. This document incorporates by reference the Prospectus and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report. You may obtain a copy of the Prospectus and the Annual Report from the Fund without charge at the above address or by calling 800-661-3938.

                    ----------------------------------------------------------


CONTENTS
                                                                                                               PAGE
The Fund..................................................................................................        1

Investment Objective, Policies, and Risks.................................................................        1

     Investment Objective.................................................................................        1

     Risks................................................................................................        1

     Additional Investment Strategies.....................................................................        2

     Investments under Abnormal Market Conditions.........................................................        2

     Fundamental Investment Policies--Investment Restrictions Regarding Portfolio Securities..............        3

     Issuance of Senior Securities........................................................................        4

     Writing Covered Call Options.........................................................................        4

     Portfolio Turnover...................................................................................        5

Purchase and Redemption of Shares.........................................................................        6

Performance Information...................................................................................        7

Income Tax Status, Dividends and Distributions............................................................        8

Officers and Directors of The Fund........................................................................        8

     Certain Other Affiliations and Business Relationships................................................       15

     Compensation of Directors and Officers...............................................................       15

Code of Ethics............................................................................................       17

Investment Advisory and Other Services....................................................................       17

     Investment Adviser...................................................................................       17

     Administrator, Transfer Agent and Custodian..........................................................       18

     Distributor..........................................................................................       19

Independent Auditors......................................................................................       20

Purchase and Sale of Portfolio Securities.................................................................       20

Expenses of The Fund......................................................................................       21

Description of Capital Stock..............................................................................       21

General Information.......................................................................................       22

Financial Statements......................................................................................       22


THE FUND

     M.S.B. Fund, Inc. (the "Fund") is a diversified open-end management investment company organized as a New York corporation. The Fund was incorporated under the laws of the State of New York on June 8, 1964.

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to achieve long-term growth of capital for its shareholders. The Fund is designed as an investment vehicle for investors who want to see their capital grow over the longer term and who are willing to take moderate risks to achieve that goal. There is no assurance that the Fund will, in fact, achieve its objective.

     The Board of Directors may change the Fund's investment objective without shareholder approval.

RISKS

     All investments in equity mutual funds, like the Fund, involve some level of risk.

     Market and Investment Risks. The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio so that an investor's shares, when redeemed, may be worth more or less than their original cost. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund.

     The Fund may invest up to 25% of its assets in the securities of companies with market capitalizations of less than $5 billion. These companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than the securities of larger companies.

     Investments in mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     The Fund may invest from time to time in convertible debt securities and may, under abnormal market conditions, invest up to 100% of its assets in fixed income securities. See "--Investments under Abnormal Market Conditions" in this Statement of Additional Information. Investments in fixed income securities expose the Fund to the risk that interest or principal may not be paid in a timely manner. In addition, prices of fixed income securities tend to move inversely with changes in interest rates. An increase in interest rates will result in a drop in the prices of fixed income securities, which could adversely affect the Fund's share price.

     Portfolio Management Risks. The Investment Adviser's skill in choosing appropriate investments for the Fund will affect the ability of the Fund to achieve its investment objective, and the investment strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions. Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to an investor.

     Year 2000 Risks. The Fund and its service providers do not appear to have been adversely affected by computer problems related to the processing of date-related information on or after January 1, 2000 (the "Year 2000 issue"). However, there remains a risk that such problems could arise or be discovered in the future. The Fund has taken steps it believes are reasonably designed to address the Year 2000 issue with respect to the computer systems it uses, and the Fund's service providers have informed the Fund that they intend to monitor and correct any Year 2000 problems that may arise or be discovered affecting the computer systems relied on by the Fund. However, there can be no assurance that the operations of, and services provided to, the Fund and its shareholders will not be adversely affected. The Fund also could be adversely affected if Year 2000 problems adversely affect any of the companies in which the Fund invests.

ADDITIONAL INVESTMENT STRATEGIES

     In addition to the principal investments and investment strategies described in the Prospectus (see "Investment Objective and Strategies" in the Prospectus), the Fund may also invest in preferred stocks and corporate debt securities convertible into common stock. It is not expected that the Fund's holdings of convertible debt securities would ordinarily exceed 5% of the Fund's assets. Additionally, the Fund invests its non-committed cash primarily in commercial paper. The Fund's investments in commercial paper ordinarily consist of commercial paper rated "Prime-2" or better by Moody's Investors Services, Inc. or rated "A-2" or better by Standard & Poor's Corporation. The Fund's investments in commercial paper typically mature overnight. The Fund may also write covered options. See "--Writing Covered Call Options."

     The Fund may not invest more than 5% of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation. The Fund may not purchase securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended, and may not invest more than 10% of its total assets in securities which are otherwise restricted as to disposition. The Fund may not purchase or retain the securities of any issuer if the officers or directors of the Fund, and any of the advisers or managers of the Fund who individually beneficially own more than one half of one percent of the securities of that issuer, together beneficially own more than five percent of the securities of the issuer.

INVESTMENTS UNDER ABNORMAL MARKET CONDITIONS

     Under normal market conditions, it is the Fund's policy to invest substantially all of its assets in equity securities. However, if the Fund's Investment Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and government securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objective.

FUNDAMENTAL INVESTMENT POLICIES -- INVESTMENT RESTRICTIONS REGARDING PORTFOLIO SECURITIES

              As a matter of fundamental policy, the Fund may not:

     - Purchase securities of an issuer (other than obligations of the United States and its instrumentalities) if such purchase would cause more than 5% of the Fund's total assets, taken at market value, to be invested in the securities of such issuer;

     - Purchase securities of an issuer if such purchase would cause more than 10% of any class of securities of such issuer to be held by the Fund;

     - Purchase or retain securities of an issuer if, to the knowledge of the Fund, the officers and directors of the Fund together own more than 5% of any class of securities of such issuer or an officer, director or employee of, or counsel for, the Fund is an officer or employee of the issuer;

     -    Invest more than 25% of its assets in any one industry;

     - Invest in securities whose sale by the Fund would be restricted under the Securities Act of 1933 (letter stock);

     - Invest in companies for the purpose of exercising control or management;

     -    Purchase securities issued by another registered investment company;

     - Buy or sell real estate, commodities or commodity contracts, unless acquired as a result of ownership of securities;

     - Make loans other than by the purchase of a portion of publicly distributed debt securities;

     -    Underwrite securities issued by others;

     -    Make short sales of securities;

     -    Buy securities on margin;

     -    Buy or sell put options;

     - Borrow money except for temporary administrative or liquidity (but not leveraging) purposes, and then only from banks up to an amount not in excess of 5% of the value of total assets at the time of the loan, repayable in not more than 60 days; or

     - Pledge, mortgage or hypothecate its assets except as may be necessary to enable it to borrow funds temporarily for administrative or liquidity (but not leveraging) purposes or to engage in writing covered call options.

The Fund's fundamental investment policies may be changed only upon affirmative vote of a majority of the voting securities of the Fund.

ISSUANCE OF SENIOR SECURITIES

     The Fund does not issue senior securities, except that it may borrow money for temporary administrative or liquidity (but not leveraging) purposes, as described above under "Fundamental Investment Policies -- Investment Restrictions Regarding Portfolio Securities." The Fund may borrow only from banks up to an amount not in excess of 5% of the value of the Fund's total assets at the time of the loan, repayable in not more than 60 days. This policy is a fundamental investment policy of the Fund and may not be altered, amended, or repealed except as authorized by the vote of a majority of the outstanding shares of the Fund.

WRITING COVERED CALL OPTIONS

     Covered Call Options. The Fund may engage in writing (i.e., selling) call options listed on organized securities exchanges with respect to securities owned by the Fund (called "covered" options). Except in the circumstances described below, the Fund will not sell any security subject to a call option written by the Fund so long as that option is outstanding. Call options are currently listed on the Chicago Board Options Exchange and the New York, American, Midwest and Pacific Stock Exchanges.

     A call option gives the purchaser the right to buy a security from the Fund at a fixed price (the "exercise price") at any time prior to the expiration of the option contract regardless of the market price of the security at that time. In return for such right, the purchaser pays the Fund a premium which the Fund retains whether or not the purchaser exercises the option. The premium represents consideration to the Fund for undertaking the option obligation and thereby foregoing (during the period of the option) the opportunity to profit from an increase in the market price of the underlying security above the exercise price. For example, assume the Fund owns 100 shares of XYZ and, at a time when the market price of XYZ was $50 per share, the Fund wrote a six month call option on those shares at an exercise price of $50 for a premium of $500 (less transaction costs). If the price of XYZ declined to $40 per share the call would likely not be exercised. The 100 XYZ shares would have declined $1,000 in value and the Fund would have received income in the amount of $500. On the other hand, should the price of XYZ rise to $60 per share the call would likely be exercised with the result that, in exchange for the $500 premium, the Fund would have foregone the $1,000 appreciation on the underlying shares.

     When the Fund writes an option the securities subject to the option will be segregated or otherwise held for delivery in accordance with the requirements of any applicable securities exchange. The Fund may purchase call options only for the purpose of closing out a previous option commitment (called a "closing purchase transaction"). A closing purchase transaction is made by buying an option with identical terms as an option previously written, resulting in the cancellation of the Fund's previous option obligation. If the Fund wishes to sell securities on which it has options outstanding it would execute a closing purchase transaction prior to selling the securities. A profit or loss may be realized on a closing purchase transaction if the amount paid to purchase a call option previously written is less or more than the amount received from its sale.

     The writing of covered call options involves certain risks. An option position may be closed out only on an exchange which provides a market for an option of the same series. Although the Fund will generally write only those call options for which there appears to be an active market, there is no assurance that an active market on an exchange will exist for any particular option at any particular time. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it would, as a result, be subject to any price decline in the underlying security. If such a situation were to arise, the Fund's Investment Adviser would determine whether to hold the underlying securities and risk depreciation in their market value or to sell the securities and substitute cash or other securities as collateral for the option obligation.

     In general, premiums received on options which are not exercised and gains or losses realized on closing purchase transactions are treated as short-term capital gains or losses. When an option is exercised the premium is added to the exercise price and the resulting gain or loss is characterized as a short- or long-term capital gain or loss depending on the holding period of the underlying securities. In general, brokerage commissions associated with buying and selling call options are higher than those associated with other securities transactions.

     The Board of Directors has directed the Fund's Investment Adviser to write options only in situations where the exercise price plus the premium (less transaction costs) would, at the time the option is written, equal a price at which the Investment Adviser would recommend selling the underlying securities because of fundamental investment considerations. Consequently, the Fund does not believe that option writing has a material effect on the Fund's portfolio turnover rate and the Fund believes that option writing may contribute to the objective of the Fund of achieving long-term growth of capital. In addition, the Board of Directors has directed the Investment Adviser to restrict option writing so that no more than 5% of the Fund's total assets may be subject to outstanding options at any time. The Board of Directors may change these restrictions whenever such changes appear to be in the best interest of the Fund.

PORTFOLIO TURNOVER

     The Fund's annual portfolio turnover rate was 23%, 32% and 22% in 1997, 1998 and 1999, respectively. The portfolio turnover rate is determined by dividing the amount of the lesser of the purchases or sales during the year by the average value of the Fund's portfolio securities during such year. The portfolio turnover rate of the Fund is not normally expected to exceed 75% but may do so if the Fund's investment objective and policies in the light of market conditions require more frequent trades.

PURCHASE AND REDEMPTION OF SHARES

     Purchase and Redemption at Net Asset Value. Investors may purchase or redeem shares of the Fund at the Fund's net asset value per share next determined after receipt of an order for purchase or redemption as described in the Prospectus.

     Net asset value per share of the Fund is determined as of 4:00 P.M., New York time. The Fund computes its net asset value once daily on days the New York Stock Exchange is open for trading. Purchase orders received prior to 4:00 P.M., New York time, on a trading day are executed at the net asset value per share computed as of 4:00 P.M., New York time, on such day. Orders received after 4:00 P.M., New York time, on a trading day or on a day which is not a trading day are executed at the net asset value per share computed as of 4:00 P.M., New York time, on the next trading day.

     The net asset value per share of the Fund is determined by computing the total value of all securities and other assets of the Fund, subtracting all of its liabilities and then dividing by the total number of shares of the Fund outstanding. For purposes of such computation, a security listed on a national securities exchange or on the NASDAQ National Market System is valued at the last reported sale price thereof on the exchange or system where the security is principally traded. If no trade occurs on such exchange or system on the date of computation, such security will be valued at the mean of the last bid and asked prices on such day on such exchange or system.

     Securities not listed on a national securities exchange or on the NASDAQ National Market System but traded in an over-the-counter market are valued at the average of the last bid and asked prices prior to the computation. Short term interest-bearing investments for which market quotations are not available are valued at cost plus discount earned, which the Board of Directors has determined to be fair value. Other securities are valued at their fair value, as determined in good faith by the Board of Directors of the Fund.

     Securities underlying outstanding call options written by the Fund are valued at their market price as determined above. Premiums received on the sale of call options are included in the net asset value; however, the current market value of outstanding options written by the Fund is deducted in computing net asset value. The current market value of an option listed on an organized securities exchange is based on the last sales price on such exchange prior to 4:00 P.M., New York time, or, if none, the mean of the last bid and asked prices as of 4:00 P.M., New York time.

     Procedure for Purchasing and Redeeming Shares. Shares are purchased through the Fund's Distributor, Shay Financial Services, Inc., or by sending money directly to the Fund. Procedures for purchasing and selling shares are described in the Prospectus.

     Investors may also purchase shares of the Fund through authorized broker/dealers or other financial intermediaries such as banks, 401(k) plans, financial advisers and financial supermarkets. These parties may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The intermediaries are responsible for transmitting purchase orders and funds and for crediting their customers' accounts following timely redemptions made in accordance with their customer agreements and this Prospectus.

     Redemption in Kind. The Fund has filed a Notification under Rule 18f-1 under the Investment Company Act, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of the 90-day period. The Fund reserves the right to pay redemption proceeds in excess of this amount in kind if it is deemed to be in the best interest of the Fund to do so.

     In making a redemption in kind, the Fund reserves the right to select from each portfolio holding a number of shares which will reflect the portfolio make-up and the value of which (determined on the same basis used to compute the net asset value of the shares being redeemed) will approximate the value of the Fund shares being redeemed or to select from one or more portfolio investments shares approximately equal in value to the total value of the Fund shares being redeemed. Any shortfall will be made up in cash.

     Investors receiving an in kind distribution will incur a brokerage charge on the disposition of the securities through a broker.

PERFORMANCE INFORMATION

     The following table sets forth the total return on an investment in the Fund for the one-, three-, five- and ten-year periods ended December 31, 1999, and the average annual total return for such periods:


                      M.S.B. FUND, INC. TOTAL RETURN DATA



                                                                   PERIODS ENDED DECEMBER 31, 1999
                                                     ------------------------------------------------------------
                                                       1 YEAR         3 YEARS           5 YEARS        10 YEARS
                                                     ------------   ------------      ------------   ------------
        Total Return..............................      5.79%          79.22%            171.37%        285.85%

        Average Annual Total Return...............      5.79%          21.47%             22.10%         14.46%



     Total return shows the percentage change in the value of an investment in the Fund over the specified periods, assuming (i) a hypothetical investment of $1,000 at the beginning of the period, (ii) reinvestment of all dividends and distributions and (iii) deduction of all applicable charges and expenses. The Fund's average annual total return represents the annual compounded growth rate that would produce the total return achieved over the applicable period. For example, as indicated in the table above, a 22.10% average annual rate of return would produce a total return of 171.37% over a five-year period. The performance information reported above does not take into account any federal or state income taxes that may be payable by an investor.

     The foregoing information is a statement of the past record of the Fund and should not be construed as a representation or prediction of future results. The investment return and principal value of an investment in the Fund will fluctuate with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Comparisons of total returns on a year-to-year basis may facilitate an understanding of how changing market conditions affect the Fund. The average annual total return permits an investor to identify the overall rate of return achieved by the Fund during a multi-year period without regard to year-to-year variations.

INCOME TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

     The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to distribute all of its net investment income (income from dividends and interest, less expenses) and net short-term capital gain, if any, as income dividends and to distribute substantially all net long-term capital gain (net of short-term capital loss) on sales of portfolio securities as capital gain distributions. If the Fund should fail to qualify for Subchapter M status, it would be subject to federal corporate income tax on its net investment income and capital gains. In addition, distributions to shareholders would be taxed as corporate dividends at ordinary income rates. No portion of the dividends would be afforded capital gains treatment. In the event the Fund fails to distribute to shareholders in a calendar year an amount equal to the sum of (i) 98% of its ordinary income (excluding capital gain), (ii) 98% of its capital gain net income (determined as of the twelve-month period ending October
31), and (iii) the amount, if any, of ordinary income and capital gain not distributed in the preceding calendar year, it would be subject to a non-deductible 4% excise tax on the excess of the amounts not distributed over the amounts required to be distributed. Because the Fund expects to distribute all of its net investment income and net capital gain, it does not expect to incur a liability for this tax.

OFFICERS AND DIRECTORS OF THE FUND

     The directors of the Fund, in addition to reviewing the actions of the Fund's Investment Adviser, decide upon matters of general policy at their regular meetings. The Fund's officers supervise the business operations of the Fund.

     The Fund has eight directors who are elected for staggered terms of three years each. The officers of the Fund are the President, First Vice President, Second Vice President, Vice President, Treasurer, Secretary and Assistant Secretary. All directors must be shareholders; the President and First Vice President must be directors.

     The directors and officers of the Fund, together with their ages, principal occupations for the last five years and the expiration of their terms as directors, are set forth in the following table.



                                               POSITION(S) HELD WITH
                                               REGISTRANT AND EXPIRATION
NAME, AGE AND ADDRESS                          OF TERM AS A DIRECTOR             PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------                          --------------------------------  -----------------------------------------
JOSEPH R. FICALORA (Age 53)*                   President and Director (2002)     Mr. Ficalora has been Chairman, President and Chief
38-25 Main Street                                                                Executive Officer of Queens County Bancorp, Inc.
Flushing, NY 11354                                                               since its inception in July 1993, and has been
                                                                                 President of Queens County Savings Bank, its
                                                                                 principal subsidiary, since 1989. Mr. Ficalora
                                                                                 previously served as President and Chief Operating
                                                                                 Officer of Queens County Savings Bank. Mr. Ficalora
                                                                                 also previously served as Chairman of the Board of
                                                                                 the New York Savings Bank Life Insurance Fund,
                                                                                 President of the Queens Library Foundation Board,
                                                                                 Executive Vice President of Finance and Board
                                                                                 member of Queensborough Boy Scouts and Vice
                                                                                 President and a member of the Board of the Queens
                                                                                 Chamber of Commerce. He also serves on the Board of
                                                                                 the following organizations: Queensborough
                                                                                 Community College, Queens Museum, Flushing Cemetery
                                                                                 and the Community Bankers Association of New York
                                                                                 State. Mr. Ficalora has served as President of the
                                                                                 Fund since April 1997 and served as First Vice
                                                                                 President of the Fund from March 1996 to April
                                                                                 1997. Mr. Ficalora also serves as a director of
                                                                                 Institutional Investors Capital Appreciation Fund,
                                                                                 Inc., an investment company registered under the
                                                                                 Investment Company Act of 1940 for which Shay
                                                                                 Assets Management, Inc. acts as investment adviser.

MICHAEL J. GAGLIARDI (Age 59)*                 First Vice President and          Mr. Gagliardi is Executive Vice President of
36 Pacific Street                              Director  (2002)                  Richmond County Savings Bank. From 1993 through
Newark, NJ 07105                                                                 March 1999 he served as President, Chief Executive
                                                                                 Officer and a director of Ironbound Bank located in
                                                                                 Newark, NJ, and its holding company, Ironbound
                                                                                 Bankcorp, NJ, which were acquired by Richmond
                                                                                 County Financial Corp. From January 1992 through
                                                                                 February 1993 he served as Chairman, President and
                                                                                 Chief Executive Officer of Green Point Savings
                                                                                 Bank. From 1989 through 1992, Mr. Gagliardi served
                                                                                 as President and Chief Executive Officer, and from
                                                                                 1987 through 1989 he served as Executive Vice
                                                                                 President and Chief Financial Officer, of Green
                                                                                 Point Savings Bank. He also serves as a director of
                                                                                 the National Center for

-----------------

* These directors are regarded as "interested persons" under the Investment Company Act of 1940 because they are officers of the Fund.



                                               POSITION(S) HELD WITH
                                               REGISTRANT AND EXPIRATION
NAME, AGE AND ADDRESS                          OF TERM AS A DIRECTOR             PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------                          --------------------------------  -----------------------------------------
                                                                                 the Study of Wilson's Disease. Mr. Gagliardi has
                                                                                 served as First Vice President of the Fund since
                                                                                 April 1997.

WILLIAM A. McKENNA, JR. (Age 63)*              Second Vice President and         Since January 1992, Mr. McKenna has served as
71-02 Forest Avenue                            Director   (2001)                 Chairman, President and Chief Executive Officer of
Ridgewood, NY  11385                                                             Ridgewood Savings Bank. From January 1985 to
                                                                                 January 1992, Mr. McKenna served as President and
                                                                                 Chief Operating Officer of Ridgewood Savings Bank.
                                                                                 Mr. McKenna also serves as a director of
                                                                                 Institutional Investors Capital Appreciation Fund,
                                                                                 Inc., an investment company registered under the
                                                                                 Investment Company Act of 1940 for which Shay
                                                                                 Assets Management, Inc. acts as investment adviser.
                                                                                 Since May 1998, Mr. McKenna has served as a trustee
                                                                                 of RSI Trust, an investment company registered
                                                                                 under the Investment Company Act of 1940. In
                                                                                 addition, Mr. McKenna serves on the board of a
                                                                                 number of educational and civic organizations,
                                                                                 including St. Joseph's College in Brooklyn, New
                                                                                 York, St. Vincent's Services and Boys Hope/Girls
                                                                                 Hope.

MALCOLM J. DELANEY (Age 73)                    Director   (2001)                 Mr. Delaney is retired. From 1986 through 1992, Mr.
518A Heritage Hills                                                              Delaney served as President and Chief Executive
Somers, NY  10589                                                                Officer of Eastchester Savings Bank, which was
                                                                                 acquired by Southold Savings Bank in 1991. Mr.
                                                                                 Delaney had served as a trustee of the bank since
                                                                                 1981. Mr. Delaney also served as a director of the
                                                                                 North Fork Bancorporation, Inc. until August 1996.

TIMOTHY A. DEMPSEY (Age 66)                    Director   (2003)                 Mr. Dempsey serves as Chairman of the Board and
18 Oakland Avenue                                                                Chief Executive Officer of Warwick Community
Warwick, NY 10990-0591                                                           Bancorp, Inc. Mr. Dempsey also serves as Chairman
                                                                                 of the Board and Chief Executive Officer of its
                                                                                 principal subsidiary, The Warwick Savings Bank,
                                                                                 since 1985 Since January 1999, Mr. Dempsey has
                                                                                 served as Chairman of the Board of the Towne Center
                                                                                 Bank in Lodi, New Jersey. Mr. Dempsey also serves
                                                                                 as a director of Institutional Investors Capital
                                                                                 Appreciation Fund, Inc., an investment company
                                                                                 registered under the Investment Company Act of 1940
                                                                                 for which Shay



                                               POSITION(S) HELD WITH
                                               REGISTRANT AND EXPIRATION
NAME, AGE AND ADDRESS                          OF TERM AS A DIRECTOR             PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------                          --------------------------------  -----------------------------------------
                                                                                 Assets Management, Inc. acts as investment adviser.

HARRY P. DOHERTY (Age 57)**                    Director  (2002)                  Mr. Doherty serves as Chairman and Chief Executive
15 Beach Street                                                                  Officer and as a director of Staten Island Bancorp,
Staten Island, NY  10304                                                         Inc. and has been Chairman and Chief Executive
                                                                                 Officer of its principal subsidiary, Staten Island
                                                                                 Savings Bank, since 1990. Mr. Doherty also serves
                                                                                 as a director as President of Institutional
                                                                                 Investors Capital Appreciation Fund, Inc., which is
                                                                                 an investment company registered under the
                                                                                 Investment Company Act of 1940 for which Shay
                                                                                 Assets Management, Inc. acts as investment adviser.
                                                                                 Mr. Doherty also serves as a director of America's
                                                                                 Community Bankers, which until December 7, 1997,
                                                                                 owned through subsidiaries a 50% interest in Shay
                                                                                 Assets Management Co. and Shay Financial Services
                                                                                 Co., which served as the Fund's investment adviser
                                                                                 and distributor, respectively, from May 1995 to
                                                                                 December 7, 1997. Mr. Doherty also is a director of
                                                                                 the Community Bankers Association of New York
                                                                                 State.

DAVID FREER, JR. (Age 60)                      Director   (2001)                 Since 1990, Mr. Freer has served as President,
Greatview Lane                                                                   Treasurer and a director of Budget Payment
P.O. Box 732                                                                     Corporation, which until 1999 engaged in the
Highland, NY  12528                                                              business of financing insurance premiums. Mr. Freer
                                                                                 served as President of the Fund from November 1990
                                                                                 to 1997, and as Vice President of the Fund from
                                                                                 1985 through 1990.

DAVID F. HOLLAND (Age 58)                      Director   (2003)                 Mr. Holland has been Chief Executive Officer of
17 New England Executive Park                                                    Boston Federal Savings Bank since 1986 and Chairman
Burlington, MA  01803                                                            of the Board of Boston Federal Savings Bank since
                                                                                 1989, and has been Chairman and Chief Executive
                                                                                 Officer of its holding company, BostonFed Bancorp
                                                                                 Inc. since its inception in 1995. Mr. Holland also
                                                                                 serves as a director of Asset Management Fund, an
                                                                                 investment company registered under the Investment
                                                                                 Company Act of 1940 for which Shay Assets
                                                                                 Management, Inc. acts as investment

-------------

** America's Community Bankers, of which Mr. Doherty is a director, receives certain royalty and other payments from affiliates of the Fund's Investment Adviser. See "-Certain Other Affiliations and Business Relationships."



                                               POSITION(S) HELD WITH
                                               REGISTRANT AND EXPIRATION
NAME, AGE AND ADDRESS                          OF TERM AS A DIRECTOR             PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------                          --------------------------------  -----------------------------------------
                                                                                 adviser. He formerly served as Chairman of
                                                                                 America's Community Banking Partners, Inc. and as a
                                                                                 director of ACB Investment Services, Inc., which,
                                                                                 until December 7, 1997, owned through a subsidiary
                                                                                 a 50% interest in Shay Assets Management Co. and
                                                                                 Shay Financial Services Co., which served as the
                                                                                 Fund's investment adviser and distributor,
                                                                                 respectively, from May 1995 to December 7, 1997.
                                                                                 Mr. Holland also is a director of NYCE Corporation.
                                                                                 He was a member of the Thrift Industry Advisory
                                                                                 Council from 1995 to 1997 and served as its
                                                                                 President in 1997. He has been a director of the
                                                                                 Federal Home Loan Bank of Boston since 1998, and
                                                                                 previously served in that capacity from 1989 until
                                                                                 1994. Mr. Holland was also a director from 1990
                                                                                 through 1995 and the chairman from 1993 through
                                                                                 1994 of America's Community Bankers.

RODGER D. SHAY  (Age 63)                       Vice President and Assistant      Mr. Shay has been Chairman and the sole director of
1000 Brickell Avenue                           Secretary                         the Fund's investment adviser, Shay Assets
Miami, FL  33131                                                                 Management, Inc., since November 1997 and
                                                                                 previously served as its President and as a
                                                                                 director from 1990 to 1997. Mr. Shay also has
                                                                                 served as Chairman and the sole director of the
                                                                                 Fund's distributor, Shay Financial Services, Inc.,
                                                                                 since November 1997 and previously served as its
                                                                                 President and as a director from 1990 to 1997. Mr.
                                                                                 Shay held similar positions with Shay Assets
                                                                                 Management Co. and Shay Financial Services Co.,
                                                                                 which served as the Fund's investment adviser and
                                                                                 distributor, respectively, from 1995 through
                                                                                 December 1997. Mr. Shay has been the Chairman, sole
                                                                                 director and President of Shay Investment Services,
                                                                                 Inc., an enterprise which owns 100% of Shay Assets
                                                                                 Management, Inc., and Shay Financial Services,
                                                                                 Inc., since 1990. He serves or has previously
                                                                                 served in the following capacities: Chairman and a
                                                                                 Director, Asset Management Fund, a registered
                                                                                 investment company; Vice President and Assistant
                                                                                 Secretary of Institutional Investors Capital
                                                                                 Appreciation Fund, Inc., a registered investment
                                                                                 company; and Director, First Home Savings Bank,
                                                                                 S.L.A. since 1990. He previously was employed by
                                                                                 certain subsidiaries of Merrill Lynch & Co. from
                                                                                 1955 to 1981, where he served in various executive
                                                                                 positions including Chairman of the Board of
                                                                                 Merrill Lynch Government Securities, Inc., Chairman
                                                                                 of the Board of Merrill Lynch Money Market
                                                                                 Securities, Inc. and Managing Director of the Debt
                                                                                 Trading Division of Merrill Lynch, Pierce, Fenner &
                                                                                 Smith Inc.



                                               POSITION(S) HELD WITH
                                               REGISTRANT AND EXPIRATION
NAME, AGE AND ADDRESS                          OF TERM AS A DIRECTOR             PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------                          --------------------------------  -----------------------------------------
EDWARD E. SAMMONS, JR.                         Vice President and Secretary      Mr. Sammons has been President of the Fund's
(Age 60)                                                                         investment adviser, Shay Assets Management, Inc.,
230 West Monroe Street                                                           since November 1997 and previously served as its
Chicago, IL  60606                                                               Executive Vice President from 1990 to 1997. Mr.
                                                                                 Sammons also has served as Executive Vice President
                                                                                 of the Fund's distributor, Shay Financial Services,
                                                                                 Inc., since 1990. He also held the position of
                                                                                 Executive Vice President with Shay Assets
                                                                                 Management Co. and Shay Financial Services Co. from
                                                                                 1990 through December 1997. These companies served
                                                                                 as the Fund's investment adviser and distributor,
                                                                                 respectively, from 1995 through December 1997. Mr.
                                                                                 Sammons has served as Executive Vice President of
                                                                                 Shay Investment Services, Inc., since September
                                                                                 1990. He serves or has previously served in the
                                                                                 following capacities: President and Treasurer of
                                                                                 Asset Management Fund, a registered investment
                                                                                 company; Vice President and Secretary of
                                                                                 Institutional Investors Capital Appreciation Fund,
                                                                                 Inc.; Vice President, from 1987 to 1990, Advance
                                                                                 America Funds, Inc.; and Senior Vice President and
                                                                                 Manager of Fixed Income Securities, Republic
                                                                                 National Bank in Dallas from 1962 to 1983.

JOHN J. McCABE  (Age 56)                       Vice President                    Mr. McCabe has been a Senior Vice President of Shay
200 Park Avenue, 45th Floor                                                      Assets Management, Inc., since June 1995 and held
New York, NY  10166                                                              the comparable position with Shay Assets Management
                                                                                 Co. through December 1997. From August 1991 through
                                                                                 May 1995, he was Senior Vice President and Chief
                                                                                 Investment Officer of Nationar. He also serves as a
                                                                                 Vice President of Institutional Investors Capital
                                                                                 Appreciation Fund, Inc. He previously served as
                                                                                 Managing Director and Portfolio Manager at Sterling
                                                                                 Manhattan Corporation, an investment banking firm,
                                                                                 for approximately three years and in various
                                                                                 positions at Bankers Trust Company, including
                                                                                 Director of Investment Research and Managing
                                                                                 Director of the Investment Management Group. Mr.
                                                                                 McCabe is a director and the President of the New
                                                                                 York Society of Security Analysts, a past director
                                                                                 of the Financial Analysts Federation and a member
                                                                                 and founding Governor of The Association for
                                                                                 Investment Management and Research.



                                               POSITION(S) HELD WITH
                                               REGISTRANT AND EXPIRATION
NAME, AGE AND ADDRESS                          OF TERM AS A DIRECTOR             PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------                          --------------------------------  -----------------------------------------
MARK F. TRAUTMAN  (Age 34)                     Vice President                    Mr. Trautman has been a Vice President of Shay
200 Park Avenue, 45th Floor                                                      Assets Management, Inc., since June 1995 and held
New York, NY  10166                                                              the comparable position with Shay Assets Management
                                                                                 Co. through December 1997. He has been Portfolio
                                                                                 Manager of the Fund since March 1993. From March
                                                                                 1993 through May 1995, he served as Director of
                                                                                 Mutual Funds Investment of Nationar. He also serves
                                                                                 as a Vice President and Portfolio Manager for
                                                                                 Institutional Investors Capital Appreciation Fund,
                                                                                 Inc. From January 1992 through March 1993 he served
                                                                                 as Senior Equity Analyst for the two funds. From
                                                                                 December 1988 through December 1991, Mr. Trautman
                                                                                 was a Senior Associate with Sterling Manhattan
                                                                                 Corporation. From June 1987 through November 1988,
                                                                                 Mr. Trautman held the position of Treasury Analyst
                                                                                 at Thomson McKinnon Securities, Inc., a securities
                                                                                 brokerage firm. He is also a member of The New York
                                                                                 Society of Security Analysts and The Association
                                                                                 for Investment Management and Research.

STEVEN D. PIERCE  (Age 34)                     Treasurer                         Mr. Pierce has been Director of Financial Services
3435 Stelzer Road                                                                of BISYS Fund Services, Inc. since 1998. Mr. Pierce
Columbus, OH  43219                                                              also serves as Treasurer of Institutional Investors
                                                                                 Capital Appreciation Fund, Inc. and Asset
                                                                                 Management Fund and as an officer to other mutual
                                                                                 funds registered under the Investment Company Act
                                                                                 of 1940 who are clients of BISYS. From 1996 to
                                                                                 1998, Mr. Pierce was the Manager of Financial
                                                                                 Operations at CNA Insurance. From 1994 to 1996, he
                                                                                 was a Trust Officer at First Chicago NBD
                                                                                 Corporation. From 1989 to 1994, he was a Senior
                                                                                 Financial Accountant at Kemper Financial Services.

ALAINA V. METZ  (Age 33)                       Assistant Secretary               Ms. Metz has been the Chief Administrative Officer
3435 Stelzer Road                                                                of the Blue Sky Compliance Department at BISYS Fund
Columbus, OH  43219                                                              Services, Inc. since 1995. Ms. Metz also serves as
                                                                                 Assistant Secretary of Institutional Investors
                                                                                 Capital Appreciation Fund, Inc. and Asset
                                                                                 Management Fund. From 1989 to 1995, Ms. Metz served
                                                                                 as Supervisor for Alliance Capital Management, L.P.

                  The Fund has an Executive Committee, composed of Messrs. Joseph R. Ficalora, Michael J. Gagliardi, David Freer, Jr. and William A. McKenna, Jr., which meets from time to time between meetings of the Board, as necessary, to consider matters concerning the Fund. Subject to limitations provided by law or the Fund's by-laws, the Executive Committee is authorized to exercise the power and authority of the Board of Directors as may be necessary during the intervals between meetings of the Board of Directors.


CERTAIN OTHER AFFILIATIONS AND BUSINESS RELATIONSHIPS

                  Certain officers and directors of the Fund are also officers, employees, directors or shareholders of Shay Assets Management, Inc. ("SAMI") and Shay Financial Services, Inc. ("SFSI"). Messrs. Rodger D. Shay, Edward E. Sammons, Jr., John J. McCabe and Mark F. Trautman, who are officers of the Fund, are officers and employees of SAMI. Mr. Shay is the sole director of SAMI, SFSI and Shay Investment Services, Inc. ("SISI"), which is the sole stockholder of SAMI and SFSI. Mr. Shay also is the majority stockholder of SISI.

                  Harry P. Doherty, who is a director of the Fund, also is a director of America's Community Bankers (the "Association"), which, prior to December 1997, owned a 50% interest in the Fund's investment adviser. The Association and its affiliates receive certain royalty and other payments from SISI and its affiliates.

COMPENSATION OF DIRECTORS AND OFFICERS

                  Directors of the Fund receive compensation for their services as directors of the Fund consisting of:

     - a $3,000 annual retainer per director, payable in four quarterly installments

     - a per-meeting fee of $500 for each meeting of the Board of Directors attended in person

     - a per-meeting fee of $250 for each meeting of a Board committee attended in person on a date on which a meeting of the Board of Directors is not held.

The Board of Directors holds its regular meetings quarterly. Directors do not receive any additional fee for telephonic meetings. Directors are also reimbursed for reasonable expenses incurred in attending meetings or otherwise incurred in connection with their attention to the affairs of the Fund.

                  In recognition of the additional responsibilities and duties performed by the President of the Fund, the President receives an additional annual retainer of $2,000, payable in four quarterly installments, which is in addition to the compensation the President receives as a director.

                  The other officers of the Fund do not receive any compensation from the Fund other than the compensation they may receive as directors of the Fund. No fee is payable for telephonic meetings of the Board of Directors or any committee. No pension or retirement benefits are paid to directors, advisory board members, or executive officers.


                  The total compensation received by directors and officers of the Fund for service during 1999 was $50,500. The total amount of expenses incurred during 1999 for which the directors were reimbursed was $5,236.22. The Fund does not provide officers or directors, directly or indirectly, with any pension or retirement benefits.


                  The following table sets forth the aggregate compensation received by each director of the Fund from the Fund and any other investment company having the same investment adviser for services as a director or officer during 1999. Such compensation does not include reimbursements to the directors for their expenses incurred in connection with their activities as directors.

                               COMPENSATION TABLE


                                                                                TOTAL COMPENSATION
                                                      AGGREGATE                   FROM THE FUND
                                                    COMPENSATION                AND FUND COMPLEX
                    NAME OF DIRECTOR                FROM THE FUND                   (3 FUNDS)
                    ----------------                -------------               ------------------
             Malcolm J. Delaney..............          $5,000                        $5,000
             Timothy A. Dempsey..............          $5,000                        $9,250*
             Harry P. Doherty................          $5,000                       $10,750*
             Joseph R. Ficalora..............          $6,500                        $8,250*
             David Freer, Jr.................          $5,000                        $5,000
             Michael J. Gagliardi............          $4,500                        $4,500
             David F. Holland................          $5,000                       $17,000*
             William A. McKenna, Jr..........          $4,500                        $8,750*
             Norman W. Sinclair..............          $5,000                        $5,000+
             Ian D. Smith....................          $5,000                        $5,000+


-----------------


* Includes compensation of $4,250, $1,750, $12,000 and $4,250 received by Messrs. Dempsey, Ficalora, Holland and McKenna as directors and $5,750 received by Mr. Doherty as a director and officer of one other investment company with the same Investment Adviser as the Fund.


+        Retired as a director, effective April 20, 2000.


                  As of March 31, 2000, all officers and directors of the Fund, as a group, owned both of record or beneficially an aggregate of 107,230 shares of the Fund (approximately 3.5% of the 3,087,165 shares outstanding on such date).

CODE OF ETHICS


                  The Fund, the Investment Adviser and the Distributor have adopted a joint Code of Ethics that governs the conduct of employees of the Fund, the Investment Adviser and the Distributor who may have access to information about the Fund's securities transactions. The Code recognizes that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Code requires pre-clearance of trading of initial public offerings and limited offerings by investment personnel and requires reporting of personal securities transactions. Violations of the code are subject to review by the directors and could result in severe penalties.


INVESTMENT ADVISORY AND OTHER SERVICES

                  Shay Assets Management, Inc. serves as the Investment Adviser of the Fund; BISYS Fund Services Ohio, Inc. serves as its administrator and transfer agent; and The Bank of New York is the custodian for the Fund.

INVESTMENT ADVISER

                  Shay Assets Management, Inc. (the Fund's "Investment Adviser") makes investment decisions for the Fund and is responsible for placing purchase and sale orders for portfolio securities and other investments. Under the investment advisory agreement between the Investment Adviser and the Fund (the "Investment Advisory Agreement"), the Investment Adviser receives a fee from the Fund computed at the annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent the expenses of the Fund (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets during any fiscal year during the term of the Fund's agreement with the Investment Adviser. The Investment Advisory Agreement also provides for a reduction in the fee payable to the Investment Adviser to the extent the expenses of the Fund would exceed any applicable limit established pursuant to the statutes or regulations of any jurisdictions in which the Fund's shares are qualified for offer and sale. The total amounts paid by the Fund to the Investment Adviser and its predecessor, Shay Assets Management Co., for the years ended December 31, 1997, 1998 and 1999 in respect of investment advisory services were $294,823, $407,390 and $504,642, respectively, representing 0.67%, 0.73% and 0.75% of the Fund's average daily net assets (after all fee reductions and expense limitations). The Investment Adviser pays for the Fund's legal counsel to prepare the minutes of meetings of the Board of Directors and its committees to the extent not prepared by the Fund's administrator.

                  The Investment Adviser is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser to Asset Management Fund, a registered investment company comprising five fixed-income portfolios with aggregate net assets of approximately $1.1 billion at December 31, 1999, and to Institutional Investors Capital

Appreciation Fund, Inc., a registered investment company with net assets of approximately $115 million as of December 31, 1999.

                  The Investment Adviser, Shay Assets Management, Inc., is a Florida corporation that is controlled by Rodger D. Shay. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc., which is the holding company for the Fund's Investment Adviser and Distributor and certain other related companies engaged primarily in securities-related businesses. Rodger D. Shay is the majority stockholder of Shay Investment Services, Inc. The Investment Adviser's principal office is located at 230 West Monroe Street, Chicago, Illinois 60606. Shay Assets Management, Inc. (together with its predecessor, Shay Assets Management Co.) has served as the Fund's Investment Adviser since May 19, 1995. The Fund's current investment advisory agreement with Shay Assets Management, Inc. was approved by the shareholders of the Fund on November 13, 1997.

                  Under the Investment Advisory Agreement, the Investment Adviser is not liable to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from (i) a breach of fiduciary duty with respect to the receipt of compensation for services, (ii) a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or (iii) reckless disregard by it of its obligations and duties under the agreement.

                  The Investment Advisory Agreement will continue in effect from year to year, subject to termination by the Fund or the Investment Adviser as described below, if such continuance is approved at least annually by the vote of the Fund's Board of Directors and a majority of the directors of the Fund who are not "interested persons" of the Fund or of the Investment Adviser.

                  The Investment Adviser may terminate the Investment Advisory Agreement upon 90 days' written notice to the Fund. The Investment Advisory Agreement can be terminated at any time without penalty by the Fund upon 30 days' written notice to the Investment Adviser. The Investment Advisory Agreement will terminate automatically in the event of its assignment.

                  Certain directors and officers of the Fund also are directors, officers or employees of the Investment Adviser and its affiliates. See "Officers and Directors of the Fund."

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

                  Administrator and Transfer Agent. BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, is the Fund's administrator. Pursuant to the terms of the Administration and Fund Accounting Agreements between the Fund and BISYS, BISYS performs various administrative services for the Fund, including: (i) maintenance of the Fund's books and records; (ii) preparation of various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of the Fund and (iii) computation of the Fund's net asset value for purposes of sales and redemptions of shares.

                  The Fund pays BISYS for its services a fee computed at the annual rate of 0.10% of the first $200 million of the Fund's average net assets, 0.075% of the next $200 million of average net assets, with further reductions in the applicable rate for net assets in excess of $400 million, subject to a minimum annual charge of $80,400. Prior to August 1999, PFPC Inc. ("PFPC") served as the Fund's administrator. The amounts paid to PFPC for such services for the years ended December 31, 1997 and 1998 were $60,300 and $60,300 after the fee waivers. The amount paid to PFPC during 1999 was $39,420. The amount paid to BISYS for the period ended December 31, 1999 was $27,865 after the fee waivers described below.

                  BISYS has served as the Fund's administrator and fund accountant since August 1, 1999, and as the Fund's transfer agent since August 9, 1999. Certain employees of BISYS also are officers of the Fund. See "Officers and Directors of the Fund."

                  Custodian. The Bank of New York ("BONY"), One Wall Street, New York, New York, is the custodian of the Fund's investments. BONY has served as the Fund's custodian since July 30, 1999.

                  Fee Waiver. The Fund's transfer agent agreed to waive a portion (25%) of its fees during the first calendar year (which ended December 31, 1999) of its agreement with the Fund. Transaction charges, miscellaneous fees and out-of-pocket expenses are billed as they are incurred. The Fund's administrator agreed to waive a portion (25%) of its minimum fees (the "adjusted minimum fee") during the first calendar year (which ended December 31, 1999) of its agreement with the Fund. The greater of the adjusted minimum fee or the calculated asset based fee will be charged to the Fund on a monthly basis. BISYS has agreed to continue these waivers through the end of the year 2000. This arrangement is reviewed by the Fund and BISYS at the end of each calendar year.

DISTRIBUTOR

                  Shay Financial Services, Inc. (the "Distributor") is the distributor of the Fund. The Distributor is a Florida corporation that is controlled by Rodger D. Shay, who is a Vice President of the Fund. The principal business address of the Distributor is 230 West Monroe Street, Chicago, Illinois 60606.

                  The Fund has authorized the Distributor to undertake certain activities in connection with the continuous offer and sale of shares of the Fund, including informing potential investors about the Fund through written materials, seminars and personal contacts. The Distributor is obligated to use its best efforts to effect sales of shares of the Fund, but has no obligation to sell any particular number of shares. The Distributor does not receive any compensation from the Fund in connection with such activities.

                  Certain directors and officers of the Fund also are directors, officers or employees of the Distributor and its affiliates. See "Officers and Directors of the Fund."

INDEPENDENT AUDITORS

                  Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, serves as the Fund's independent auditors, and in that capacity audited the Fund's annual financial statements for the year ended December 31, 1999.

PURCHASE AND SALE OF PORTFOLIO SECURITIES

                  The primary aim of the Fund in the allocation of portfolio transactions to various brokers is the attainment of best price and execution consistent with obtaining investment research services and statistical information at reasonable cost. The Investment Adviser is thus authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction in recognition of the value of efficient execution and research and statistical information provided by the selected broker. Transactions in portfolio securities were effected during the calendar year 1999 through a total of 2 brokers, drawn from a list of brokers selected by the Investment Adviser on the basis of their ability to provide efficient execution of portfolio transactions and investment research and statistical information. A large majority of the Fund's portfolio transactions are executed on national securities exchanges through member firms. However, when the Investment Adviser believes that a better price can be obtained for the Fund, portfolio transactions may be executed in the third market. Portfolio transactions in unlisted securities are executed in the over-the-counter market. The brokerage list is reviewed continually in an effort to obtain maximum advantage from investment research and statistical information made available by brokers, and allocation among the brokers is made on the basis of best price and execution consistent with obtaining research and statistical information at reasonable cost.

                  In 1999, brokerage commissions of $11,675 (attributable to purchases of $4,084,498.05 and proceeds from sales of $9,774,773.54) were paid to brokers who provided investment research and statistical information to the Investment Adviser. The research and statistical information provided to the Investment Adviser consist primarily of written and electronic reports and presentations analyzing specific companies, industry sectors, the stock market and the economy. To the extent that the Investment Adviser uses such research and information in rendering investment advice to the Fund, the research and information tend to reduce the Investment Adviser's expenses. The Investment Adviser may use research services and statistical information furnished by brokers through which the Fund effects securities transactions in servicing all of its accounts, and the Investment Adviser may not use all such services in connection with the Fund. The total amounts of brokerage commissions paid in 1997, 1998 and 1999 were $26,700, $31,426 and $19,460, respectively. The
Investment Adviser monitors the reasonableness of commissions paid by the Fund based on its experience in the market, and the Board of Directors periodically reviews the reasonableness of such commissions as well. Brokerage commissions were lower in 1999 than in 1998 as fewer securities were required to be sold (which sales would have generated brokerage commissions) to meet redemption or other cash requirements.

                  Neither the Fund nor any of its officers or directors, nor its Investment Adviser, is affiliated with any broker employed by the Fund in connection with the purchase or sale of portfolio securities or other investments. The Fund does not maintain joint or joint and several trading accounts in securities.

EXPENSES OF THE FUND

                  The Fund is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Fund's Investment Adviser, administrator, transfer agent and custodian; brokerage fees and expenses; filing fees for the registration or qualification of the Fund's shares under federal or state securities laws; taxes; interest; the cost of liability insurance, fidelity bonds, indemnification expenses; legal and auditing fees and expenses; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Fund for violation of any law; expenses of preparing and printing prospectuses, proxy materials, reports and notices and of mailing the same to shareholders and regulatory authorities; the compensation and expenses of the Fund's directors and officers who are not affiliated with the Fund's Investment Adviser or administrator; and any extraordinary expenses incurred by the Fund. Annual and semi-annual reports to shareholders include a statement of operational expenses.

DESCRIPTION OF CAPITAL STOCK

                  The Fund is authorized to issue five classes of shares, par value $.001 each. At present, shares of only one class are outstanding ("Class A"), and each Class A share represents a proportionate interest in the Fund's existing investment portfolio. Shares of other classes, if and when issued, would represent interests in other portfolios of investments which would be invested in accordance with the separate investment objectives, policies and restrictions that the Board of Directors may establish for such other portfolios. The investment return and net asset value of shares of each class would be determined separately from all other classes of shares and would be based upon the investment results of that class's separate portfolio. The Board of Directors may establish additional portfolios at any time. Each share has one vote on all matters submitted to a vote of the shareholders, except that shareholders of a particular portfolio would not be entitled to vote on matters which affect only the interests of other portfolios. Shareholders of each portfolio would vote separately as a class on all matters which affect their portfolio, unless the interests of each portfolio are substantially identical, in which case shareholders of all portfolios would vote in the aggregate. In the event of the liquidation or dissolution of the Fund, the shareholders of each portfolio would have priority over shareholders of all other portfolios with respect to the assets of their respective portfolios. They also would be entitled to receive a pro rata portion of the assets of that portfolio after provision for the debts and expenses relating to that portfolio. All shares of each class are entitled to share pro rata in all dividends and distributions paid on shares of that class, including liquidating dividends. Shareholders do not have any conversion or pre-emptive rights.

GENERAL INFORMATION

                  Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or agreement or other document referred to are not necessarily complete. In each instance, reference is made to the copy of such contract, agreement or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

                  The audited financial statements of the Fund for the fiscal year ended December 31, 1999, including the notes thereto and the report of Arthur Andersen LLP, contained in the Fund's Annual Report to shareholders for the year ended December 31, 1999 (the "Annual Report") are incorporated herein by reference. Arthur Andersen LLP has audited such financial statements, and the financial statements are incorporated by reference in reliance on the report of Arthur Andersen LLP and the authority of such firm as experts in accounting and auditing. The financial statements of the Fund for the fiscal year ended December 31, 1998 and the financial highlights for the four years in the period ended December 31, 1998 contained in the Annual Report have been audited by the Fund's former independent accountant, KPMG LLP, and are incorporated by reference in reliance on the report of KPMG LLP and the authority of such firm as experts in accounting and auditing. Except as set forth above, this Statement of Additional Information does not incorporate any other portion of the Annual Report.

                  The Fund will provide a copy of the Annual Report without charge to each person to whom this Statement of Additional Information is delivered. Investors should direct requests to the Fund in writing c/o Shay Financial Services, Inc., 230 West Monroe Street, Chicago, Illinois 60606, or by telephone at 800-982-1846.

                            PART C. OTHER INFORMATION


ITEM 23.  EXHIBITS

         (a)      Certificate of Incorporation of the Registrant



         (b) By-Laws of the Registrant. Previously filed with Post-Effective Amendment No. 42 as Exhibit B.

         (c)      Instruments Defining Rights of Security Holders

                    (1) Form of Certificate for Common Stock. Previously filed with Post-Effective Amendment No. 25 as Exhibit C.

                    (2) Articles Fourth and Seventh of Certificate of Incorporation. (See Exhibit (a).)

                    (3)  Articles II, VIII, and XIX of By-Laws. (See Exhibit
                         (b).)

         (d) Investment Advisory Agreement dated as of December 9, 1997 between the Registrant and Shay Assets Management, Inc. Previously filed with Post-Effective Amendment No. 40 as
                  Exhibit 5.

         (e) Distribution Agreement dated as of December 9, 1997 between the Registrant and Shay Financial Services, Inc. Previously filed with Post-Effective Amendment No. 40 as Exhibit 9(c).

         (f)      Not Applicable

         (g)      Custodian Agreements

                           (1) Custodian Services Agreement dated as of July 30, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No.
                                    42 as Exhibit G(1).


                           (2) Domestic Custodian Fee Schedule dated as of August 25, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No. 42 as Exhibit G(2).


                           (3) Cash Management Agreement dated as of July 30, 1999, between the Registrant and The Bank of New York. Previously filed with Post-Effective Amendment No.
                                    42 as Exhibit G(3).

         (h)      Other Material Contracts

                           (1) Administration Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(1).


                           (2) Transfer Agency Agreement dated as of August 9, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(2).



                           (3) Fund Accounting Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(3).



                           (4) Omnibus Fee Agreement dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No. 42 as Exhibit H(4).



                           (5) Fee Waiver Letter dated as of August 1, 1999, between the Registrant and BISYS Fund Services Ohio, Inc. Previously filed with Post-Effective Amendment No.
                                    42 as Exhibit H(5).

         (i)      Legal Opinion and Consent of Hughes Hubbard & Reed LLP

         (j)      (1) Consent of Arthur Andersen LLP

                  (2) Consent of KPMG LLP.

         (k)      Not Applicable

         (l)      Not Applicable

         (m)      Not Applicable

         (n)      Not Applicable

         (o)      Not Applicable

         (p)      Code of Ethics



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

         Not Applicable

ITEM 25.  INDEMNIFICATION


         Sections 721-726 of the New York Business Corporation Law provide that a New York corporation shall have the power and, in certain cases, the obligation to indemnify officers or directors against certain liabilities.

         Article XV of the By-Laws of the Registrant provides that the Registrant shall indemnify directors or officers to the full extent permitted by New York law.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

         In addition, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, indemnification by the Registrant of its directors and officers against liabilities arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their respective offices is against public policy and, therefore, unenforceable. In the event that any questions arise as to the lawfulness of indemnification under the Investment Company Act of 1940 or the advancement of legal fees or other expenses incurred by its officers and directors, the Registrant will not advance such expenses or provide such indemnification unless there has been a determination by a court, by a vote of a majority of a quorum consisting of disinterested, non-party directors, or by independent legal counsel in a written opinion or by other reasonable and fair means that such indemnification or advancement would not violate Section 17 of the Investment Company Act of 1940 and the rules and regulations thereunder.

         In addition, the Registrant has entered into a Directors and Officers Liability Insurance Policy covering the period August 1, 1999 to July 31, 2000. Such policy insures against loss which any directors or officers of the Registrant are obligated to pay by reason of claims based on actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted or any matter claimed against them solely by reason of their being directors or officers. The policy does not protect or purport to protect any director or officer against any loss arising from fines or penalties imposed by law or matters which may be deemed uninsurable under the law.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Incorporated herein by reference from the Statement of Additional Information are the following: the description of the business of Shay Assets Management, Inc. (the "Investment Adviser") contained in the section entitled "Investment Advisory and Other Services"; the information concerning the organization and controlling persons of Shay Financial Services, Inc. (the "Distributor") contained in the section entitled "Investment Advisory and Other Services";

and the biographical information pertaining to Messrs. Shay, Sammons, McCabe and Trautman contained in the section entitled "Officers and Directors of the Fund."

     The Investment Adviser is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois, 60606, and at 1000 Brickell Avenue, Miami, Florida, 33131, and also has offices in New York City and Summit, New Jersey. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"). SISI is owned by Rodger D. Shay, Sr., Arthur M. Berardelli, Barbara M. Quesep and Rodger D. Shay, Jr., with Rodger D. Shay, Sr. being the controlling shareholder of SISI. Shay Financial Services, Inc. ("SFSI") and First Financial Trust Company ("FFTC") are also wholly-owned subsidiaries of SISI.

     Rodger D. Shay, Sr. is the Chairman of the Investment Adviser, SISI, and SFSI. Edward E. Sammons, Jr. is President of the Investment Adviser and Executive Vice President of SFSI. Rodger D. Shay, Jr. is the President of SFSI and Executive Vice President of the Investment Adviser. Roy R. Hingston and Robert T. Podraza are also Vice Presidents of the Investment Adviser, SISI and SFSI.

         SFSI is a securities broker-dealer registered with the Securities and Exchange Commission. FFTC is a Texas trust company which provides custodial services, primarily for institutional customers of SFSI.

         Effective December 8, 1997, the Investment Adviser began rendering investment adviser services to the Fund and two other registered investment companies, Asset Management Fund ("AMF") and Institutional Investors Capital Appreciation Fund, Inc. ("IICAF"). In addition, the Investment Adviser acts as investment adviser to several savings banks located in New York State on a non-discretionary basis.

         From its inception in August 1990 to December 7, 1997, the Investment Adviser was a 50% general partner and the managing partner of Shay Assets Management Co. ("SAMC"), the Fund's prior investment adviser. SAMC was the investment adviser for the Fund and IICAF from May 19, 1995 to December 7, 1997, for AMF from September 1, 1990 to December 7, 1997, and for the Institutional Investors Tax-Advantaged Income Fund, Inc. from May 19, 1995 to March 15, 1996, and was the Sub-Adviser, providing portfolio management services, for the U.S. Mortgage Securities Portfolio of Nationar Funds, Inc. from June 1994 to February 1995. In addition, SAMC acted as investment adviser to several savings banks located in New York State on a non-discretionary basis. SAMC was dissolved on December 7, 1997, with its assets, liabilities, and business (including investment advisory services to the Fund) being transferred to the Investment Adviser.

ITEM 27.  PRINCIPAL UNDERWRITERS

               (a) The Distributor, Shay Financial Services, Inc., serves as the principal distributor for Institutional Investors Capital Appreciation Fund, Inc. and Asset Management Fund in addition to serving M.S.B. Fund, Inc.

               (b) Rodger D. Shay is the Chairman and sole director of the Distributor. He also serves as an officer of the Registrant. Edward E. Sammons, Jr. is the Executive Vice President of the Distributor and an officer of the Registrant. Other information about Messrs. Shay and Sammons required by this
                    Item 27 is incorporated herein by reference to Item 26 and the "Officers and Directors of the Fund" in the Statement of Additional Information. Set forth below are the names, principal business addresses and positions and offices with the Distributor of the other officers of the Distributor.


Name of Director or Officer of the                                              Positions and Offices with
Distributor                              Principal Business Address             Distributor



Robert T. Podraza                        230 West Monroe Street                 Chief Financial Officer and Chief
                                         Chicago, IL  60606                     Operating Officer

Rodger D. Shay, Jr.                      230 West Monroe Street                 President
                                         Chicago, IL  60606


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The books and other documents required to be maintained pursuant to Rule 31a-1(b) (4) and (b) (10) are in the physical possession of the Fund's Investment Adviser, Shay Assets Management, Inc., 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606; accounts, books and other documents required by Rule 31a-1(b) (5) through (7) and (b) (11) and Rule 31a-1(f) are in the physical possession of Shay Assets Management, Inc., 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable

ITEM 30.  UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to Registration Statement No. 2-22542 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on April 28, 2000.

                               M.S.B. FUND, INC.


                               By:    /s/ JOSEPH R. FICALORA
                                    -------------------------------------------
                                    Joseph R. Ficalora
                                    President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement No. 2-22542 has been signed below by the following persons in the capacities and on the dates indicated:



   /s/ JOSEPH R. FICALORA                         President and Director             April 28, 2000
--------------------------------------------      (Principal Executive Officer)
                (Joseph R. Ficalora)

   /s/ STEVEN D. PIERCE                           Treasurer  (Principal Financial    April 28, 2000
--------------------------------------------      Officer)
                (Steven D. Pierce)

   /s/ MALCOLM J. DELANEY                         Director                           April 28, 2000
--------------------------------------------
                (Malcolm J. Delaney)

                                                  Director                                    , 2000
--------------------------------------------                                         ---------
                (Timothy A. Dempsey)

   /s/ HARRY P. DOHERTY                           Director                           April 28, 2000
--------------------------------------------
                (Harry P. Doherty)

   /s/ DAVID FREER, JR.                           Director                           April 28, 2000
--------------------------------------------
                (David Freer, Jr.)

   /s/ MICHAEL J. GAGLIARDI                       Director                           April 28, 2000
--------------------------------------------
              (Michael J. Gagliardi)

   /s/ DAVID F. HOLLAND                           Director                           April 28, 2000
--------------------------------------------
                (David F. Holland)

   /s/ WILLIAM A. McKENNA, JR.                    Director                           April 28, 2000
--------------------------------------------
            (William A. McKenna, Jr.)
